Revenues - Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	100.00%	100.00%	100.00%
Revenues	$ 7,283,767	$ 7,274,344	$ 6,280,192
United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	6,540,646	6,578,897	5,636,929
Canada [Member]
Disaggregation of Revenue [Line Items]
Revenues	374,659	389,119	386,780
Latin America and the Caribbean [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 368,462	$ 306,328	$ 256,483
HVAC Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	69.00%	68.00%	69.00%
Other HVAC Products [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	27.00%	28.00%	28.00%
Commercial Refrigeration Products [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	4.00%	4.00%	3.00%